NET LOSS PER SHARE	6 Months Ended
Mar. 31, 2026
Net loss per share attributable to shareholders of the Company
NET LOSS PER SHARE

17. NET LOSS PER SHARE

During the six months ended March 31, 2026, 2025, and 2024, the Company recorded a net loss. Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The Company has not included the effects of options on diluted net loss per share because to do so would be antidilutive.

The table below shows the computation of basic and diluted net loss per share for the six months ended March 31, 2025, 2024, and 2023 (in thousands except per share data):

	For the Six Months Ended March 31,
	2026	2025	2024
Numerator:
Net loss attributable to common shareholders	¥(2,593,043)	¥(316,228)	¥(317,817)
Denominator:
Weighted average number of common shares outstanding, basic and diluted	2,477,981	788,180	237,138
Basic and diluted net loss per share	¥(1,046.43)	¥(401.21)	¥(1,340.22)
Antidilutive shares excluded from computation of net loss per share	30,756	24,400	-